Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities
6.	Fair Value of Assets and Liabilities
Recurring
The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition:

December 31, 2020	Level 1	Level 2	Level 3	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Available for sale investments	—	997,282	—	997,282

Total Assets	—	997,282	—	997,282

Liabilities
Share-based compensation liabilities	—	—	58,213	58,213

Total Liabilities	—	—	58,213	58,213

December 31, 2021	Level 1	Level 2	Level 3	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Available-for-sale investments	—	609,058	—	609,058

Total Assets	—	609,058	—	609,058

The Group calculated the estimated fair value of its available-for-sale investments as of December 31, 2020 and 2021 using alternative pricing sources and models with market observable inputs. Accordingly, the Group classifies the fair value measurement calculated using valuation techniques that use these inputs as Level 2 measurement.
The following table presents a rollforward of the fair value of the level 3 liabilities recorded at fair value as of December 31, 2020 and 2021:

Share-based compensation liabilities
Balance as of December 31, 2019	3,153
Changes in estimated fair value	7,037
Addition in share-based compensation liabilities	48,023

Balance as of December 31, 2020	58,213

Changes in estimated fair value	74,178
Addition in share-based compensation liabilities	4,762
Foreign currency translation adjustment	(1,081)
Reclassification of share-based compensation liabilities to equity	(136,072)

Balance as of December 31, 2021	—

The Group calculated the estimated fair value of the share options as of December 31, 2020 using the Black- Scholes pricing model with the assistance from an independent valuation firm, with the significant unobservable inputs further disclosed below. The Group classified the valuation technique that use these inputs as Level 3 measurement.
Significant Unobservable Inputs

Financial instrument	Unobservable Input	Inputs as of December 31, 2020
Share-based compensation liabilities	Risk free rate of interest	2.33%
	Volatility	24.73%
	Dividend yield	—
	Life of options	4 months
	Fair value of underlying ordinary shares	$0.55
Non-recurring
Certain assets, such as prepayment, intangible asset, long-term investment are measured at fair value only if they were determined to be impaired. The fair values were measured under income approach, based on the Company’s best estimation. Significant inputs (level 3) used in the income approach primarily included future estimated cash flows and discount rate.